Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	CAD 868	CAD 833
Allowance for doubtful accounts	(35)	(61)	CAD (66)
Accounts receivable, net	833	772
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	427	374
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	CAD 441	CAD 459